Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)								1 Months Ended		2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 16, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Sep. 10, 2021	Jun. 10, 2021	Jan. 31, 2021	Jan. 28, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Uncertain tax position															$ 0	$ 0
Excluded from calculation of net income (loss) per share of common stock											3,313,922	3,054,676	3,228,922	3,054,676	3,075,024	2,929,493
Weighted Average Number of Shares Outstanding, Basic											0	0	0	0	0	0
Weighted Average Number of Shares Outstanding, Diluted											0	0	0	0	0	0
Cash, FDIC Insured Amount					$ 250,000,000					$ 250,000,000					$ 250,000,000	$ 250,000,000
Cash equivalents, at carrying value					0					0					$ 0	0
Minimum threshold percentage of income tax benefit for settlement with tax authority															50.00%
Lmf Acquisition Opportunities Inc [Member]
Cash, Cash Equivalents, and Short-term Investments					0					0	$ 0		$ 0		$ 0	0
Insurance coverage													250,000		250,000	250,000
Offering Costs Total					6,211,902						6,211,902		6,211,902		6,211,902
Deferred offering costs					3,622,500					230,820	3,622,500		3,622,500		3,622,500	230,820
Other Transaction Costs											518,402		518,402
Unrecognized tax benefits					0					0	0		0		0	0
Penalties and interest accrued					0					$ 0	0		0		0	0
Uncertain tax position													0		0	$ 0
Other Ownership, Offering Costs					518,402										518,402
Money Market Funds [Member] | Lmf Acquisition Opportunities Inc [Member]
Assets Held-in-trust					105,581,820						107,048,750		$ 107,048,750		$ 105,581,820
Minimum [Member] | Lmf Acquisition Opportunities Inc [Member]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent													50.00%		50.00%	50.00%
Underwriting Discount [Member] | Lmf Acquisition Opportunities Inc [Member]
Offering Costs Total					2,070,000						2,070,000		$ 2,070,000		$ 2,070,000
Underwriters Compensation [Member] | Lmf Acquisition Opportunities Inc [Member]
Offering Costs Total					1,000						$ 1,000		1,000		1,000
Derivative Liabilities [Member]
Fair value of derivative liability on issuance of convertible notes	$ 13,000	$ 35,000	$ 0	$ 4,000	$ 55,000	$ 364,000	$ 80,000						52,000	$ 444,000	499,000
Changes in fair value													$ (578,000)	$ 0	$ 27,000
Public Warrants [Member] | Lmf Acquisition Opportunities Inc [Member]
Excluded from calculation of net income (loss) per share of common stock											10,350,000		10,350,000		10,350,000
Private Placement Warrants [Member] | Lmf Acquisition Opportunities Inc [Member]
Excluded from calculation of net income (loss) per share of common stock												5,738,000		5,738,000	5,738,000
IPO | Lmf Acquisition Opportunities Inc [Member]
Stock issued									10,350,000
IPO | Warrant | Derivative Liabilities [Member] | Lmf Acquisition Opportunities Inc [Member]
Stock issued									10,350,000
IPO | Public and Private Warrants [Member] | Derivative Liabilities [Member] | Lmf Acquisition Opportunities Inc [Member]
Warrants issued									10,350,000
Private Placement | Warrant | Lmf Acquisition Opportunities Inc [Member]
Stock issued								5,738,000	5,738,000						5,738,000
Private Placement | Warrant | Derivative Liabilities [Member] | Lmf Acquisition Opportunities Inc [Member]
Stock issued									5,768,000
Private Placement | Public and Private Warrants [Member] | Derivative Liabilities [Member] | Lmf Acquisition Opportunities Inc [Member]
Warrants issued									5,738,000
Common Stock Subject To Mandatory Redemption [Member] | Lmf Acquisition Opportunities Inc [Member]
Shares subject to possible redemption										0						0
Class A Common Stock [Member] | Lmf Acquisition Opportunities Inc [Member]
Common Stock subject to redemption					10,350,000						10,350,000		10,350,000		10,350,000
Weighted Average Number of Shares Outstanding, Basic										0	10,453,500	10,453,500	10,453,500	9,381,347	9,651,587
Weighted Average Number of Shares Outstanding, Diluted										0	10,453,500	10,453,500	10,453,500	9,381,347	9,651,587
Class A Common Stock [Member] | IPO | Lmf Acquisition Opportunities Inc [Member]
Stock issued									10,350,000
Class A Common Stock [Member] | Common Stock Subject To Mandatory Redemption [Member] | Lmf Acquisition Opportunities Inc [Member]
Shares subject to possible redemption					10,350,000					10,350,000	10,350,000		10,350,000		10,350,000	10,350,000
Class B Common Stock [Member] | Lmf Acquisition Opportunities Inc [Member]
Weighted Average Number of Shares Outstanding, Basic										2,156,250	2,587,500	2,587,500	2,587,500	2,543,269	2,554,418
Weighted Average Number of Shares Outstanding, Diluted										2,156,250	2,587,500	2,587,500	2,587,500	2,543,269	2,554,418